Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Property and equipment fully depreciated	$ 37,360	$ 38,742
Depreciation and amortization expense	$ 8,374	$ 4,637	$ 4,405